Consolidated Statements of Changes in Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Consolidated Statements of Changes in Equity [Abstract]
Offering Costs	$ 2,763